UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA SHORT-TERM BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
    USAA(R)

                     USAA SHORT-TERM
                            BOND Fund

                             [GRAPHIC OF USAA SHORT-TERM BOND FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (41.0%)

            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  $ 3,000   Mellon Funding Corp., Senior Notes                           4.88%        6/15/2007     $  3,130
                                                                                                    --------
            AUTOMOBILE MANUFACTURERS (0.7%)
    2,000   DaimlerChrysler, N.A. Hldg., MTN                             2.34(h)      9/10/2007        2,003
    1,000   General Motors Acceptance Corp., MTN                         2.60(h)      5/18/2006          999
                                                                                                    --------
                                                                                                       3,002
                                                                                                    --------
            BROADCASTING & CABLE TV (0.8%)
    2,000   Continental Cablevision, Inc., Senior Notes                  8.30         5/15/2006        2,153
    1,000   Liberty Media Corp., Global Notes                            3.50         9/17/2006        1,002
                                                                                                    --------
                                                                                                       3,155
                                                                                                    --------
            BUILDING PRODUCTS (0.5%)
    2,000   York International Corp., Senior Notes                       6.63         8/15/2006        2,114
                                                                                                    --------
            CASINOS & GAMING (0.5%)
    2,000   Harrah's Operating Co., Inc., Guaranteed
              Senior Notes                                               7.13         6/01/2007        2,177
                                                                                                    --------
            CONSUMER FINANCE (3.9%)
    2,000   Ford Motor Credit Co., MTN                                   2.51(h)      7/18/2005        2,000
    2,000   Ford Motor Credit Co., Global Notes                          7.60         8/01/2005        2,068
    2,000   General Motors Acceptance Corp., MTN                         3.33(h)     10/20/2005        2,009
    2,000   General Motors Acceptance Corp., Notes                       6.13         9/15/2006        2,076
    3,000   Household Finance Corp., Notes                               5.75         1/30/2007        3,173
    2,000   MBNA Corp., MTN                                              5.63        11/30/2007        2,124
    3,000   SLM Corp., MTN, CPI Floating Rate Note                       4.37(h)      6/01/2009        3,058
                                                                                                    --------
                                                                                                      16,508
                                                                                                    --------
            DIVERSIFIED BANKS (0.7%)
    1,000   Key Bank, N.A., MTN                                          5.00         7/17/2007        1,042
    1,818   U.S. Central Credit Union, Senior Notes                      2.70         9/30/2009        1,784
                                                                                                    --------
                                                                                                       2,826
                                                                                                    --------
            DRUG RETAIL (0.2%)
    1,000   CVS Corp., Notes                                             3.88        11/01/2007        1,017
                                                                                                    --------
            ELECTRIC UTILITIES (8.3%)
    2,000   Alabama Power Co., Senior Notes                              1.94(h)      8/25/2009        2,002
    3,450   Conectiv, Inc., Notes                                        5.30         6/01/2005        3,496
    1,250   Florida Power & Light Co., First Mortgage Bond               6.88        12/01/2005        1,309
    3,000   FPL Group Capital, Inc., Guaranteed Debenture                1.88         3/30/2005        2,994
    2,000   Jersey Central Power & Light Co., First Mortgage MTN         6.45         5/15/2006        2,100
    2,000   Midamerican Energy Holdings Co., Senior Notes                4.63        10/01/2007        2,051
    3,000   Monongahela Power Co., First Mortgage Bond                   5.00        10/01/2006        3,095
    2,000   New York State Electric & Gas Corp., Notes                   4.38        11/15/2007        2,059
    1,633   Oglethorpe Power Corp., Secured Series Facility Bonds        6.97         6/30/2011        1,762
    2,062   Pacific Gas & Electric Co., First Mortgage Bond              2.72(h)      4/03/2006        2,065
    1,000   Pinnacle West Capital Corp., Senior Notes                    2.49(h)     11/01/2005        1,001
    2,649   Power Contract Financing, Pass-Through Certificates(a)       5.20         2/01/2006        2,686
    2,000   Public Service Electric & Gas Co., First Mortgage Bond,
              Series A                                                   2.06(h)      6/23/2006        1,999
    1,800   Public Service Electric & Gas Co., First Mortgage
              Bond (INS)                                                 6.38         5/01/2008        1,965
    2,000   Scana Corp., Senior Notes                                    2.16(h)     11/15/2006        2,005
    1,000   Sempra Energy ESOP, Series 1999 (NBGA)(a)                    4.21        11/01/2014(c)     1,018
    1,000   Teco Energy, Inc., Notes                                     6.13         5/01/2007        1,045
                                                                                                    --------
                                                                                                      34,652
                                                                                                    --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITY (0.5%)
  $ 2,085   Texas Municipal Gas Corp., Notes (INS)(a)                    2.60%        7/01/2007     $  2,082
                                                                                                    --------
            GAS UTILITIES (1.7%)
    1,000   Entergy-Koch, LP, Senior Notes(a)                            3.65         8/20/2006        1,017
    3,000   Northern Natural Gas Co., Notes(a)                           6.88         5/01/2005        3,066
    3,000   Texas Eastern Transmission, LP, Senior Notes                 5.25         7/15/2007        3,143
                                                                                                    --------
                                                                                                       7,226
                                                                                                    --------
            HEALTH CARE FACILITIES (0.5%)
    2,000   Columbia HCA Healthcare Corp., Notes                         6.91         6/15/2005        2,034
                                                                                                    --------
            HOUSEHOLD APPLIANCES (0.2%)
    1,000   Stanley Works, Notes                                         3.50        11/01/2007        1,008
                                                                                                    --------
            INDUSTRIAL CONGLOMERATES (1.5%)
    3,000   General Electric Capital Corp., MTN                          2.97         7/26/2006        3,013
    3,000   Tyco International Group, SA COP, Notes(a)                   4.44         6/15/2007        3,079
                                                                                                    --------
                                                                                                       6,092
                                                                                                    --------
            LIFE & HEALTH INSURANCE (2.1%)
    3,000   John Hancock Global Funding II, Notes(n)                     5.50        12/31/2007        3,161
    3,000   Metropolitan Life Global Funding I, Notes(a)                 4.75         6/20/2007        3,097
    2,450   Phoenix Home Life Mutual Insurance, Notes(a)                 6.95        12/01/2006        2,594
                                                                                                    --------
                                                                                                       8,852
                                                                                                    --------
            MANAGED HEALTH CARE (0.5%)
    2,000   UnitedHealth Group, Inc., Notes                              3.38         8/15/2007        1,994
                                                                                                    --------
            METAL & GLASS CONTAINERS (0.8%)
    3,000   Pactiv Corp., Notes(n)                                       7.20        12/15/2005        3,139
                                                                                                    --------
            MOVIES & ENTERTAINMENT (0.5%)
    2,000   Time Warner Companies, Inc., Notes                           8.11         8/15/2006        2,175
                                                                                                    --------
            MULTI-LINE INSURANCE (1.7%)
    2,000   American General Finance Corp., MTN                          1.82(h)      8/16/2007        1,994
    2,000   ASIF Global Financing XVIII, Senior Notes(a)                 2.65         1/17/2006        1,998
    3,000   Hartford Financial Services Group, Inc., Notes               2.38         6/01/2006        2,955
                                                                                                    --------
                                                                                                       6,947
                                                                                                    --------
            MULTI-UTILITIES & UNREGULATED POWER (0.9%)
    1,000   Dominion Resources, Inc., Senior Notes                       4.13         2/15/2008        1,016
    1,000   Duke Capital Corp., LLC, Senior Notes                        4.30         5/18/2006        1,018
    1,815   Duke Energy Field Services, LLC, Notes                       7.50         8/16/2005        1,882
                                                                                                    --------
                                                                                                       3,916
                                                                                                    --------
            OIL & GAS EQUIPMENT & SERVICES (1.2%)
    3,000   Cooper Cameron Corp., Senior Notes                           2.65         4/15/2007        2,950
    2,000   Halliburton Co., Senior Notes                                3.57(h)     10/17/2005        2,017
                                                                                                    --------
                                                                                                       4,967
                                                                                                    --------
            OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    2,325   Kerr-McGee Corp., Notes                                      5.38         4/15/2005        2,353
    2,000   Ocean Energy, Inc., Senior Notes                             4.38        10/01/2007        2,048
    1,000   Southwestern Energy Co., Senior Notes                        6.70        12/01/2005        1,031
                                                                                                    --------
                                                                                                       5,432
                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  $ 3,000   Citigroup, Inc., Global Notes                                4.25%        7/29/2009     $  3,070
    2,000   Reliastar Financial Corp., Notes                             8.00        10/30/2006        2,200
    2,000   Textron Financial Corp., Notes                               2.75         6/01/2006        1,993
                                                                                                    --------
                                                                                                       7,263
                                                                                                    --------
            PACKAGED FOODS & MEAT (1.4%)
    1,000   Kraft Foods Inc., Notes                                      4.00        10/01/2008        1,012
    4,645   Nabisco, Inc., Notes                                         6.38         2/01/2005        4,680
                                                                                                    --------
                                                                                                       5,692
                                                                                                    --------
            PAPER PRODUCTS (0.7%)
    3,000   MeadWestVaco Corp., Notes                                    2.37(h)     12/01/2005        3,003
                                                                                                    --------
            PROPERTY & CASUALTY INSURANCE (2.1%)
    3,000   Allstate Financial Global Funding, Senior Notes(a)           7.13         9/26/2005        3,113
    1,000   Chubb Corp., Senior Notes                                    3.95         4/01/2008        1,006
    4,000   CNA Financial Corp., Notes(n)                                6.75        11/15/2006        4,236
      500   Liberty Mutual Insurance Co., Notes(a)                       8.20         5/04/2007          548
                                                                                                    --------
                                                                                                       8,903
                                                                                                    --------
            REAL ESTATE INVESTMENT TRUSTS (1.6%)
    3,000   Gables Realty, LP, Senior Notes                              5.75         7/15/2007        3,147
    1,350   Health Care Properties Investors, Inc.,
              Subordinated Notes                                         6.88         6/08/2015(c)     1,382
    1,000   Nationwide Health Properties, Inc., MTN                      6.90        10/01/2037(c)     1,091
    1,000   New Plan Excel Realty Trust, Inc., Senior Notes              5.88         6/15/2007        1,056
                                                                                                    --------
                                                                                                       6,676
                                                                                                    --------
            REGIONAL BANKS (1.2%)
    1,000   Greenpoint Financial Corp., Senior Notes                     3.20         6/06/2008          986
    1,000   M&I Marshall & Ilsley Bank, Senior Notes                     4.13         9/04/2007        1,023
    2,000   National City Bank, Notes                                    2.09(h)      6/29/2009        2,001
    1,000   SunTrust Banks, Inc., Senior Notes                           5.05         7/01/2007        1,047
                                                                                                    --------
                                                                                                       5,057
                                                                                                    --------
            REINSURANCE (0.5%)
    2,000   Reinsurance Group of America, Inc., Senior Notes(a)          7.25         4/01/2006        2,095
                                                                                                    --------
            SPECIALIZED FINANCE (0.5%)
    2,000   CIT Group, Inc., Global Notes                                7.38         4/02/2007        2,192
                                                                                                    --------
            THRIFTS & MORTGAGE FINANCE (1.6%)
    1,500   Golden West Financial Corp., Senior Notes                    4.13         8/15/2007        1,538
    2,255   Independence Community Bank Corp., Subordinated Notes        3.75         4/01/2014        2,201
    3,000   Sovereign Bancorp, Inc., Senior Notes                        2.10(h)      8/25/2006        3,001
                                                                                                    --------
                                                                                                       6,740
                                                                                                    --------
            Total corporate obligations (cost: $169,081)                                             172,066
                                                                                                    --------
            EURODOLLAR AND YANKEE OBLIGATIONS (3.7%)

            DIVERSIFIED BANKS (0.7%)
    1,000   Bayerische Landesbank, MTN (Germany)                         2.60        10/16/2006          994
    2,000   European Investment Bank, Notes (Luxembourg)                 4.00         8/30/2005        2,027
                                                                                                    --------
                                                                                                       3,021
                                                                                                    --------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000   Fondo Latinoamericano, Notes (Colombia)(a)                   3.00         8/01/2006        1,003
                                                                                                    --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.3%)
  $ 1,000   Eastern Energy Ltd., Senior Notes (Australia)(a)             6.75%       12/01/2006     $  1,074
                                                                                                    --------
            FOREST PRODUCTS (0.5%)
    2,000   Nexfor, Inc., Debentures (Canada)(n)                         8.13         3/20/2008        2,257
                                                                                                    --------
            INTEGRATED OIL & GAS (1.2%)
    4,940   PEMEX Finance Ltd., Notes (Mexico)                           6.55         2/15/2008        5,164
                                                                                                    --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    3,000   Deutsche Telekom International Finance B.V.,
              Notes (Germany)                                            8.25         6/15/2005        3,103
                                                                                                    --------
            Total eurodollar and yankee obligations
              (cost: $15,358)                                                                         15,622
                                                                                                    --------
            ASSET-BACKED SECURITIES (19.5%)(d)

            AIRLINES (3.5%)
    1,329   America West Airlines, Inc., Pass-Through
              Certificates, Series 1996-1, Class A, EETC                 6.85         7/02/2009        1,337
    2,101   American Airlines, Pass-Through Certificates,
              Series 2002-1, Class G, EETC (INS)                         2.55(h)      9/23/2007        2,112
    3,950   Continental Airlines, Inc., Secured Notes,
              EETC (INS)                                                 2.72(h)     12/06/2007        3,988
    1,767   Delta Air Lines, Inc., Pass-Through Certificates,
              Series 2003-1, Class G, EETC (INS)                         2.85(h)      1/25/2008        1,779
            Southwest Airlines Co., Pass-Through Certificates,
      304     Series 2001-1, Class A-1, EETC                             5.10         5/01/2006          312
    5,000     Series 2001-1, Class A-2, EETC(n)                          5.50        11/01/2006        5,212
                                                                                                    --------
                                                                                                      14,740
                                                                                                    --------
            ASSET-BACKED FINANCING (16.0%)
            AESOP Funding II, LLC,
    1,000     Series 2004-2A, Class A1(a)                                2.76         4/20/2008          993
    5,000     Series 2002-1, Rental Car Notes, Class A1                  3.85        10/20/2005        5,056
      875     Series 1998-1, Rental Car Notes, Class A (INS)(a)          6.14         5/20/2006          887
    3,906   Aircraft Finance Trust, Notes, Series 1999-1A,
              Class A2                                                   2.37(h)      5/15/2024        3,676
      968   Airport Airplanes, Pass-Through Certificates,
              Series 1R, Class A8, EETC                                  2.21(h)      3/15/2019          841
            AmeriCredit Automobile Receivables Trust, Notes,
    2,000     Series 2004 AF, Class A3                                   2.18         7/07/2008        1,986
    3,000     Series 2002, Class A4                                      3.55         2/12/2009        3,026
    5,000   ARG Funding Corp., Series 2003-1A, Rental Car Notes,
              Class A2(a)                                                2.54         3/20/2007        4,992
            Aviation Capital Group Trust, Notes,
    1,352     Series 2000-1A, Class A2(a)                                2.35(h)     11/15/2025        1,341
    4,528     Series 2003-2A, Class G1 (INS)(a)                          2.61(h)      9/20/2033        4,530
    2,130   Capital One Auto Finance Trust, Notes, Series 2002-C,
              Class A3A                                                  2.65         6/15/2009        2,135
    2,000   Capital One Multi-Asset Execution Trust, Notes,
              Series 2003-C2, Class C2                                   4.32         4/15/2009        2,036
    1,000   Chase Credit Card Master Trust, Notes, Series
              2001-5, Class C(a)                                         2.87(h)      2/15/2007        1,001
    1,457   CIT Equipment Collateral Trust, Notes, Series
              2003-EF1, Class B                                          2.29         7/20/2008        1,448
    2,150   Distribution Financial Services, Series 2003-1,
              Class B                                                    2.26(h)      4/15/2007        2,153
            Diversified REIT, Notes,
    2,000     Series 1999-1A, Class A2(a,n)                              6.78         3/18/2011        2,182
    3,000     Series 1999-1A, Class B(a,n)                               6.78         3/18/2011        3,289
    1,000     Series 2000-1, Class B(a,n)                                6.97         3/08/2010        1,101
    3,000   Drive Auto Receivables Trust, Notes, Series 2003-2,
              Class A3 (INS)(a)                                          2.04        10/15/2007        2,979
    2,000   First Auto Receivables Group Trust, Notes, Series
              2003-1, Class A3                                           1.97        12/15/2007        1,995

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            Ford Credit Auto Owner Trust Notes,
  $ 2,000     Series 2002-B, Class B                                     5.18%       10/16/2006     $  2,042
    3,000     Series 2002-A, Class C                                     5.43         1/15/2007        3,047
    2,000   Hertz Vehicle Financing, LLC, Notes, Series 2004-1A,
              Class A2(a)                                                2.38         5/25/2008        1,964
      712   Ikon Receivables Funding, LLC, Notes, Series 2003-1,
              Class A3B                                                  2.33        12/15/2007          711
    1,801   Lease Investment Flight Trust, Series 2001-1, Class A3       2.30(h)      7/15/2016        1,655
    5,000   Permanent Financing plc, Notes, Series 2A                    4.20         6/10/2005        5,058
            Rental Car Finance Corp.,
    3,000     Series 2004-1A, Class A (INS)(a)                           2.13(h)      6/25/2009        3,006
    1,774     Series 1997-1, Rental Car Notes, Class B3(a)               6.70         9/25/2007        1,792
                                                                                                    --------
                                                                                                      66,922
                                                                                                    --------
            Total asset-backed securities (cost: $81,641)                                             81,662
                                                                                                    --------
            MORTGAGE-BACKED SECURITIES (20.1%)(d)

            COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%)
    4,827   Citigroup Commercial Mortgage Trust, Series 2004-FL1,
              Class A1(a)                                                2.00(h)      7/15/2018        4,829
                                                                                                    --------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (17.0%)
            Asset Securitization Corp.,
    3,000     Series 1997-MD7, Class A2                                  7.46         1/13/2030        3,249
    1,928     Series 1997-D4, Class A1D                                  7.49         4/14/2029        2,094
    1,064   Commercial Mortgage Acceptance Corp., Series 1999-C1,
              Class A1                                                   6.79         6/15/2031        1,134
            Commercial Mortgage Trust, Pass-Through Certificates,
    5,000     Series 2004-CNL, Class A1(a,j)                             2.09(h)      9/15/2014        5,003
    5,000     Series 2004-CNL, Class B(a,j)                              2.27(h)      9/15/2014        5,003
            CS First Boston Mortgage Securities Corp.,
    1,223     Series 2001-CK1, Class A1                                  5.90        12/16/2035        1,281
    2,132     Series 1998-C2, Class A1                                   5.96        11/11/2030        2,201
    1,392     Series 1998-C1, Class A1A                                  6.26         5/17/2040        1,418
    1,803   GGP Mall Properties Trust, Series 2001, Class D-2(a)         5.89        11/15/2011        1,887
            GMAC Commercial Mortgage Securities, Inc.,
      583     Series 1998-C2, Class A1                                   6.15         5/15/2035          591
      449     Series 1996-C2, Class A(a)                                 7.35        10/15/2011          469
            LB Commercial Conduit Mortgage Trust,
    4,676     Series 1998-C4, Class A1A                                  5.87        10/15/2035        4,772
    1,609     Series 1999-C1, Class A1                                   6.41         6/15/2031        1,681
    2,951   Mach One Trust, Series 2004-1A, Class A1(a)                  3.89         5/28/2040        2,977
            Morgan Stanley Dean Witter Capital I, Inc.,
   10,000     Series 1998-XL1, Class A2                                  6.45         6/03/2030       10,199
    3,000     Series 1997-XL1, Class A2                                  6.88        10/03/2030        3,193
    2,000     Series 1997-XL1, Class A3                                  6.95        10/03/2030        2,171
    1,325     Series 1998 WF1, Class E                                   7.30         3/15/2030        1,445
    2,000     Series 2000-PRIN, Class A3                                 7.36         2/23/2034        2,205
      818     Series 1996 WF1, Class A3(a)                               7.70        11/15/2028          851
    1,638     Series 1995-GAL1, Class D(a)                               8.25         8/15/2027        1,684
    3,734   Nomura Asset Securities Corp., Series 1998-D6,
              Class A1A                                                  6.28         3/15/2030        3,903
            Structured Asset Securities Corp.,
      508     Series 1997-LLI, Class A2                                  6.84         9/12/2006          527
    4,340     Series 1997-LLI, Class B                                   6.95         3/12/2007        4,697
    1,956   Tower Global Signal Trust I, Series 2004-1, Class A(a)       3.71         1/16/2034        1,935
    1,626   Trizechahn Office Properties Trust, Series 2001-TZHA,
              Class A2(a)                                                6.09         5/15/2016        1,735
    3,000   Wachovia Bank Commercial Mortgage Trust, Series
              2004-WL4A, Class A1(a)                                     2.00(h)     10/15/2015        3,001
                                                                                                    --------
                                                                                                      71,306
                                                                                                    --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.9%)(e)
  $25,018   Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2004-ESA, Class X1 (acquired 6/17/2004;
              cost $1,000)(a,i)                                          1.14%        5/14/2016     $    946
   65,000   Commercial Mortgage Trust, Pass-Through Certificates,
              Series 2004-CNL, Class X1 (acquired 9/27/2004;
              cost $2,057)(a,i,j)                                        2.12         9/15/2014        2,001
            CS First Boston Mortgage Securities Corp.,
   67,209     Series 2004-C1, Class ASP (acquired 2/26/2004 and
              8/30/2004; cost $3,007) (a,i)                              1.05         1/15/2037        2,857
    9,980     Series 2003-C3, Class ASP (acquired 6/17/2003;
              cost $945)(a,i)                                            1.88         5/15/2038          733
    9,489   Greenwich Capital Commercial Funding Corp., Series
              2002-C1, Class XP (acquired 7/17/2003;
              cost $1,000)(a,i)                                          2.06         1/11/2035          789
   15,170   LB-UBS Commercial Mortgage Trust, Series 2003-C3,
              Class XCP (acquired 5/20/2003; cost $1,000)(a,i)           1.56         2/15/2037          739
                                                                                                    --------
                                                                                                       8,065
                                                                                                    --------
            Total mortgage-backed securities (cost: $83,607)                                          84,200
                                                                                                    --------
            MUNICIPAL BONDS (7.9%)

            AIRPORT/PORT (0.2%)
      945   Virginia Port Auth. RB (INS)                                 2.25         7/01/2005          948
                                                                                                    --------
            APPROPRIATED DEBT (1.2%)
    5,000   Pomona, CA, Pension Obligation Refunding Bond,
              Series 2004AJ(l)                                           2.10         7/01/2034        5,000
                                                                                                    --------
            ELECTRIC UTILITIES (1.9%)
            Brazos River Auth., TX, PCRB,
    2,000     Series 1994A                                               3.00         5/01/2029(b)     2,001
    2,000     Series 1995A (TXU)                                         5.40         4/01/2030(b)     2,062
    2,000   Farmington, NM, PCRB, Series 2003B                           2.10         4/01/2033(b)     1,990
    2,000   Matagorda County, TX, Navigation District 1, PCRB            2.35         5/01/2030(b)     1,987
                                                                                                    --------
                                                                                                       8,040
                                                                                                    --------
            ELECTRIC/GAS UTILITY (1.1%)
    2,500   Muscatine, IA, Electric RB, Series 2002 (INS)                2.72         1/01/2005        2,501
    1,868   Pedernales Electric Cooperative, Inc., TX, First
              Mortgage Bond, Series 2002A (INS)(a)                       4.09        11/15/2012        1,880
                                                                                                    --------
                                                                                                       4,381
                                                                                                    --------
            ENVIRONMENTAL SERVICES (2.2%)
    1,000   California State Financing Auth. PCRB                        2.00        12/01/2033(b)     1,000
    2,100   Granite City, IL, Solid Waste Disposal RB, Waste
              Management, Inc. Project, Series 2002                      5.00         5/01/2027(b)     2,123
    5,000   Gulf Coast Waste Disposal Auth. RB, Waste Management
              of Texas, Series A                                         2.50         5/01/2028(b)     4,992
    1,000   Industrial Facilities Corp., RI, RB, Series 2004A            2.75         4/01/2016(b)       997
                                                                                                    --------
                                                                                                       9,112
                                                                                                    --------
            SALES TAX (0.6%)
    2,500   Sales Tax Asset Receivables Co., NY, RB,
              Series 2004B(m)                                            3.29        10/15/2007        2,505
                                                                                                    --------
            SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    1,000   Short Pump Town Center Community Development Auth.,
              VA, RB(a)                                                  4.85         2/01/2006          995
    1,000   Short Pump Town Center Community Development Auth.,
              VA, RB(a)                                                  3.88         2/01/2005          998
                                                                                                    --------
                                                                                                       1,993
                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                              COUPON                         MARKET
   AMOUNT   SECURITY                                                     RATE          MATURITY        VALUE
------------------------------------------------------------------------------------------------------------
            TOLL ROADS (0.2%)
  $ 1,000   New Jersey Turnpike Auth. RB, Series 2003B (INS)             2.84%        1/01/2008     $    986
                                                                                                    --------
            Total municipal bonds (cost: $32,974)                                                     32,965
                                                                                                    --------
            U.S. GOVERNMENT AGENCY ISSUE (1.0%)

            DEBENTURE
    4,000   Fannie Mae, CPI Floating Rate Note(k) (cost: $3,997)         4.13(h)      2/17/2009        4,077
                                                                                                    --------
            U.S. TREASURY INFLATION-INDEXED NOTE (1.5%)(f)
    5,980   Inflation-Indexed Note (cost: $6,221)                        3.38         1/15/2007        6,410
                                                                                                    --------
            U.S. TREASURY NOTE (1.2%)
    5,000   Note (cost: $4,988)                                          2.75         8/15/2007        4,999
                                                                                                    --------
            MONEY MARKET INSTRUMENTS (4.0%)

            VARIABLE-RATE DEMAND NOTES (2.4%)(g)
            BUILDINGS (0.1%)
      575   Precision Aggregate I, LLC, Notes, Series 2000
              (LOC - Sky Bank)                                           3.21         8/03/2015          575
                                                                                                    --------
            ELECTRIC UTILITIES (0.5%)
    2,000   Sempra Energy ESOP, Series 1999 (NBGA)(a)                    2.45        11/01/2014        2,000
                                                                                                    --------
            ENVIRONMENTAL SERVICES (0.3%)
    1,090   Gulf Shores, AL, Solid Waste RB, Series 2000C
              (LOC - Colonial Bancgroup, Inc.)                           2.14        11/01/2010        1,090
                                                                                                    --------
            INDUSTRIAL MACHINERY (0.3%)
    1,105   Florence, AL, IDB RB, Series 1999B (LOC - La Salle
              National Bank, N.A.)                                       2.53        11/01/2008        1,105
                                                                                                    --------
            IT CONSULTING & OTHER SERVICES (0.2%)
      755   California Infrastructure & Economic Development RB,
              Series 2003B (LOC - Wells Fargo Bank, N.A.)                2.11         9/01/2006          755
                                                                                                    --------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
    2,655   Reed Holdings, LLC, Notes, Series 2001 (LOC -
              Sky Bank)                                                  3.21         6/01/2016        2,655
      940   Vista Funding Corp., Notes, Series 2001A (LOC -
              Sky Bank)                                                  2.96         3/01/2021          940
      780   Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)            2.96         1/01/2020          780
                                                                                                    --------
                                                                                                       4,375
                                                                                                    --------
                                                                                                       9,900
                                                                                                    --------
            COMMERCIAL PAPER (1.6%)
            -----------------------
            DIVERSIFIED BANKS
    6,628   UBS Finance, Inc.                                            1.84        11/01/2004        6,628
                                                                                                    --------
            Total money market instruments (cost: $16,528)                                            16,528
                                                                                                    --------

            TOTAL INVESTMENTS (COST: $414,395)                                                      $418,529
                                                                                                    ========

8

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Investments in open-end investment companies are valued at their net asset value (NAV) at the end of each business day.

            3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

            4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $4,944,000 and $810,000, respectively, resulting in net unrealized appreciation of $4,134,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $419,058,000 at October 31, 2004, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

         (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

         (d) The weighted average life of mortgage-backed and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

         (e) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

         (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2004, was $8,065,000, which represented 1.9% of the Fund's net assets.

         (j) Security was fair valued at October 31, 2004, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

         (k) Government-sponsored enterprise (GSE) security that is supported only by the credit of the issuing agency, instrumentality, or corporation, and is neither issued nor guaranteed by the U.S. government.

         (l) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2004 (UNAUDITED)

         (m) At October 31, 2004, the cost of securities purchased on a when-issued basis was $2,500,000.

         (n) At October 31, 2004, portions of these securities were segregated to cover when-issued purchases.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             COP        Certificate of Participation

             CPI        Consumer Price Index

             EETC       Enhanced Equipment Trust Certificate

             ESOP       Employee Stock Ownership Plan

             IDB        Industrial Development Board

             MTN        Medium-Term Note

             PCRB       Pollution Control Revenue Bond

             RB         Revenue Bond

             REIT       Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp, Capital Markets Assurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48444-1204                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.